Share-based Compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024	Dec. 31, 2021	Dec. 10, 2020
Share-based Compensation (Details) [Line Items]
Purchase options shares	616,707	704,960	645,845	904,123
Weighted average exercise price (in Dollars per share)	$ 4.76	$ 5.62	$ 4.3	$ 5.59
Stock options award, expiration	10 years
2020 Equity Incentive Plan
Share-based Compensation (Details) [Line Items]
Number of shares issuable					1,167,425
Purchase options shares	601,900
Weighted average exercise price (in Dollars per share)	$ 3.45
Reserved shares	459,718
Options granted	0
Purchase aggregate shares		60,000
2013 Plan
Share-based Compensation (Details) [Line Items]
Purchase options shares	14,807
Weighted average exercise price (in Dollars per share)	$ 57.73
Minimum
Share-based Compensation (Details) [Line Items]
Stock options award, vesting period	3 years
Exercise price per share	10.00%
Maximum
Share-based Compensation (Details) [Line Items]
Stock options award, vesting period	4 years
Incentive Stock Option | Minimum
Share-based Compensation (Details) [Line Items]
Percentage of exercise price	100.00%
Incentive Stock Option | Stockholders | Minimum
Share-based Compensation (Details) [Line Items]
Percentage of exercise price	110.00%
Employee Stock Option
Share-based Compensation (Details) [Line Items]
Unrecognized compensation expense (in Dollars)		$ 367,000
Weighted average period	1 year 1 month 6 days
Restricted Stock Units
Share-based Compensation (Details) [Line Items]
Stock awards granted service period	1 year
Unrecognized compensation cost (in Dollars)	$ 0